Business combination (Details 27) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Nov. 01, 2022	Dec. 31, 2021
Goodwill
Goodwill (note 14)	R$ 1,432,894		R$ 619,469
NTERSOL Group
Goodwill
Consideration transferred		R$ 664,652
Fair value of identifiable net assets		(201,496)
Goodwill (note 14)		R$ 463,156